Financial assets and liabilities - Net debt and available liquidity (Details) £ in Millions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Sep. 16, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financial assets and liabilities
Amount drawn			$ 10,163,000,000		$ 10,335,000,000
Undrawn amount			814,000,000		264,000,000
Deferred debt issue costs and bond premium/discount			(87,000,000)		(103,000,000)
Net borrowings			10,076,000,000		10,232,000,000
Cash and cash equivalents			(823,000,000)		(818,000,000)		$ (603,000,000)	$ (526,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk			301,000,000		0			552,000,000
Derivative financial instruments used to hedge foreign currency and interest rate risk			(7,000,000)		(131,000,000)			$ (49,000,000)
Net debt			9,554,000,000		9,283,000,000		$ 6,369,000,000
Available Liquidity			1,637,000,000		1,082,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			770,000,000		770,000,000
Amount drawn			$ 770,000,000		$ 770,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	7.125%	7.125%	7.125%	7.125%	7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 845,000,000		€ 845,000,000
Amount drawn		€ 845,000,000	$ 1,013,000,000	€ 845,000,000	$ 890,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 750,000,000
Amount drawn		€ 750,000,000	$ 899,000,000
Stated interest rate	2.75%	2.75%	2.75%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,000,000,000		$ 1,000,000,000
Amount drawn			$ 1,000,000,000		$ 1,000,000,000
Stated interest rate	4.625%	4.625%	4.625%	4.625%	4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 440,000,000		€ 440,000,000
Amount drawn		€ 440,000,000	$ 528,000,000	€ 440,000,000	$ 464,000,000
Stated interest rate	4.125%	4.125%	4.125%	4.125%	4.125%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes			$ 715,000,000	€ 1,155,000,000
Amount drawn			$ 715,000,000	€ 1,155,000,000	$ 1,217,000,000
Stated interest rate	4.25%	4.25%	4.25%	4.25%	4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £	£ 400
Amount drawn	£ 400		$ 541,000,000
Stated interest rate	4.75%	4.75%	4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,700,000,000
Amount drawn			1,700,000,000
Amount drawn			$ 1,696,000,000
Stated interest rate	6.00%	6.00%	6.00%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,650,000,000		$ 1,650,000,000
Amount drawn			$ 1,650,000,000		$ 1,650,000,000
Stated interest rate	7.25%	7.25%	7.25%	7.25%	7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 750,000,000		€ 750,000,000
Amount drawn		€ 750,000,000	$ 899,000,000	€ 750,000,000	$ 791,000,000
Stated interest rate	6.75%	6.75%	6.75%	6.75%	6.75%
6.000% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes			$ 440,000,000		$ 440,000,000
Amount drawn			$ 440,000,000		$ 440,000,000
Stated interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes					$ 1,110,000,000
Amount drawn					1,110,000,000
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes					500,000,000
Amount drawn					500,000,000
6.750% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes					415,000,000
Amount drawn					$ 415,000,000
Stated interest rate				6.75%	6.75%
6.250% Senior Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes					$ 415,000,000
Amount drawn					$ 415,000,000
Stated interest rate				6.25%	6.25%
Term Loan B Facility due 2021
Financial assets and liabilities
Maximum amount drawable - Notes					$ 663,000,000
Amount drawn					663,000,000
Asset-based revolving credit facility
Financial assets and liabilities
Maximum amount drawable - Notes			$ 813,000,000
Undrawn amount			813,000,000
HSBC Securitization Program
Financial assets and liabilities
Maximum amount drawable | €				€ 102,000,000
Undrawn amount					108,000,000
Bank of America Facility
Financial assets and liabilities
Maximum amount drawable					155,000,000
Undrawn amount					155,000,000
Finance Lease Obligations
Financial assets and liabilities
Amount drawn			8,000,000	7,000,000	7,000,000
Other borrowings
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 4,000,000		4,000,000
Amount drawn			4,000,000	€ 3,000,000	3,000,000
Undrawn amount			$ 1,000,000		$ 1,000,000